SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 28, 2015
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

        The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, which are accounted for under the voting interest model, and its VIEs, VIEs' subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities

        The Company through TAL Beijing, a wholly owned foreign enterprise, has executed a series of contractual agreements with its VIEs, the VIEs' subsidiaries and schools and the VIEs' nominee shareholders. For a description of these contractual arrangements, see "Note 1 Organization and Principal Activities—The VIE Arrangements." These contractual agreements do not provide TAL Beijing with an equity interest in legal form in the VIEs. As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation ("ASC 810") instead of the voting interest model of consolidation.

        By design, the contractual agreements provide TAL Beijing with a right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810 these agreements are considered variable interests. Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate, the variable interest entity. Among other reasons, an entity is considered a variable interest entity if the holders of the equity investment at risk in the entity, as a group, lack any one of the following characteristics of a controlling financial interest:

•	The power, through voting rights or similar rights, to direct the activities of the entity that most significantly impact the entity's economic performance
•	The obligation to absorb the entity's expected losses, or
•	The right to receive the entity's expected residual returns

        A reporting entity is considered to be the primary beneficiary, and thus the accounting parent, of a variable interest entity if it possesses both: (a) the power to direct the activities that most significantly impact the economic performance of the variable interest entity and (b) the obligation to absorb losses and/or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

        As a result of the contractual arrangements, the nominee shareholders of the VIEs lack the characteristics of a controlling financial interest in the VIEs and therefore the VIEs are considered to be variable interest entities under ASC 810. The contractual arrangements, by design, provide TAL Beijing the power to direct the activities that most significantly impact the economic performance of the VIEs and the right to receive substantially all the benefits of the VIEs, which causes TAL Beijing to be the primary beneficiary of the VIEs, and accordingly TAL Beijing consolidates their operations.

        Determining whether TAL Beijing is the primary beneficiary requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and US GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

        The Company has determined that the contractual agreements are in fact valid and legally enforceable. Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs. In the opinion of the Company's PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law. See "Note 1 Organization and Principal Activities—The VIE Arrangements."

        The Company has considered the existence of related party relationships, e.g. ownership of an equity interest in the Company and the VIEs, and the effect that might have on the enforceability of the contractual agreements and in turn whether they are substantive. The Company believes there are no barriers to exercise its rights under the contracts and therefore they are substantive and appropriately considered in the consolidation analysis in accordance with ASC 810. In assessing the shareholdings of certain individual parties in the Company and in the VIEs, specifically Mr. Bangxin Zhang, the Company acknowledges that from November 23, 2011, Mr. Bangxin Zhang, a majority nominee shareholder in the VIEs, also held a majority voting interest in the Company, which resulted from conversion of Class B common shares with ten votes per share to Class A common shares with one vote per share by other shareholders. Therefore, the Company has reassessed the consolidation of its VIEs.

        Although the contractual arrangements between TAL Beijing and the VIEs were designed to provide TAL Beijing with the characteristics of a controlling financial interest regardless of the respective shareholdings of Mr. Bangxin Zhang, during the period between November 23, 2011 and June 24, 2013, Mr. Bangxin Zhang's majority voting interest in the Company, when combined with his status as a majority nominee shareholder in the VIEs, could have constrained the ability of the Company to exercise its rights under the contractual agreements. This is due to the fact that Mr. Bangxin Zhang's majority voting interest in the Company provided him with the legal ability to control the composition of a majority of the board of directors and therefore may have provided him with the legal ability to affect whether or not the Company could exercise the rights contained in the contractual agreements. Mr. Bangxin Zhang did not exercise this power at any time during the period in which he held a majority voting interest in the Company and during such period. In fact, there was no change in the composition of the board of directors or in the day-to-day operations of the Company during the period.

        On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the "Deed"). Pursuant to the terms of the Deed, as long as Mr. Bangxin Zhang owns a majority voting interest, whether legally or beneficially, and directly or indirectly, in Company, (1) Mr. Bangxin Zhang cannot requisition or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) if shareholders are asked to appoint or remove a director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise in connection with such shareholder approval is equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) if shareholders or board of directors are asked to consider or approve any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power.

        Upon execution of the Deed, despite his ownership of and as long as he holds a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, Mr. Bangxin Zhang will (1) not be permitted to requisition or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) in relation to any shareholder approvals to appoint or remove a director, only be permitted to exercise up to the number of votes equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) in relation to shareholders' or board of directors' consideration or approval of any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power. The terms of the Deed prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains a controlling financial interest in the VIEs and would consolidate them as the VIEs' primary beneficiary.

        Please see Note 1 for the presentation of abbreviated financial information of the VIEs and the Group without the VIEs, after elimination of intercompany balances and transactions.

Use of estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements include the forfeiture rate for share-based compensation, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of available-for-sale securities, intangible assets, long-lived assets, goodwill and long term investments, fair value assessment of long-term investments and consolidation of variable interest entities.

Cash and cash equivalents

        Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have remaining maturities of three months or less when purchased.

Term deposits

        Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year. If the term deposits are withdrawn before maturity date, the Company will be subject to a significant penalty for early redemption.

Restricted cash

        The Group's restricted cash is related to deposits required by PRC government authorities for establishing new schools and subsidiaries.

Available-for-sale securities

        Available-for-sale securities are carried at their fair value. Unrealized gains and losses from the changes in fair value are included in accumulated other comprehensive income.

        The Group reviews its available-for-sale securities for other-than-temporary impairment in accordance with authoritative guidance based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its available-for-sale securities. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment. Other-than-temporary impairments below cost are recognized as a loss in the consolidated statements of operations.

Property and equipment, net

        Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Business combinations

        Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition.

        Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

        As discussed in Note 3, during the year ended February 28, 2015, the Group acquired Muchong.com, Gaokaopai and Jingshi Shifan for cash consideration of $5,000,000, $638,009 and $630,384, respectively.

Acquired intangible assets, net

        Acquired intangible assets other than goodwill consist of trade name, domain names, partnership agreement, student base, non-compete agreement, copy rights, education license, customer relationship, concession, user base and technology, and are carried at cost, less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. Student base is amortized using the estimated attrition pattern and graduation rates of the acquired schools. The amortization periods by major intangible asset classes are as follows:

Trade name	10.0 years
Copy rights	3.0-5.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Education license	0.9-5.0 years
Customer relationship	3.0-5.0 years
Concession	3.0-5.0 years
User base	5.0 years
Technology	5.0 years

Impairment of long-lived assets

        The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Goodwill

        The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

        In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

        For the year ended February 28, 2015, the Group did not choose to perform the assessment of qualitative factors for goodwill impairment and performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

Long-term investments

        The Group's long-term investments consist of cost method investments, equity method investments, available-for-sale investments and fair value option investments.

Cost method investments

        For investee companies over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock and which do not have readily determinable fair value, the Group accounts for the investments in cost method, under which the Group carries the investments at cost and recognize as income for any dividend received from distribution of the investee's earnings.

        The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

        The Group accounts for its investment in Minerva Project, Inc. and several other third-party companies using the cost method. These investments are carried at cost and adjusted for other than-temporary declines in fair value of the investments and distributions of investees' earnings.

Equity method investments

        Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common stock or in-substance common stocks, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee's board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence. Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group's proportionate share of each equity investee's net income or loss after the date of investment into earnings and accordingly adjusts the carrying amount of the investment.

        The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group accounts for its investments in several third-party companies using the equity method.

Long-term available-for-sale investments

        For investments in investees' preferred stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income as a component of shareholders' equity. Realized gains and losses and provision for decline in value judged to be other than temporary, if any, are recognized in the consolidated statements of operations.

Fair value option investments

        The Group elected the fair value option to account for certain investments whereby the change in fair value is recognized in the consolidated statements of operations.

Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

        Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

        Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

        Fair value of financial instruments is discussed in Note 12.

Revenue recognition

        Revenue is recognized when earned and is reported net of business tax.

        The primary sources of the Group's revenues are as follows:

(a)Educational programs and services

The educational programs and services primarily consist of after-school group tutoring (including Xueersi Peiyou small class and Mobby courses) and after-school one-on-one tutoring. Tuition revenue is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered. The revenue for educational programs and services for the years ended February 28, 2013, 2014 and 2015 are $218,006,411, $303,842,180 and $415,002,434, respectively.

Generally, for Xueersi Peiyou small class courses consisting of more than seven classes per course, the Group offers refunds for any remaining classes to students who decide to withdraw from a course, provided the course is less than two-thirds completed at the time of withdrawal.

The refund is equal to and limited to the amount related to the undelivered classes. After two-thirds of a Xueersi Peiyou small class course is delivered, no refund will be provided. For Xueersi Peiyou small class courses with less than seven classes, no refund will be provided after the commencement of the courses. For Mobby courses, the Group offers refunds of 60% of courses fees received to students that withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed, no refund will be provided. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. The refund is recorded as a reduction of the related deferred revenue and has no impact on the recognized revenue. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

The Group sends out coupons to attract both existing and prospective students to enroll in its courses. The coupon has fixed dollar amounts and can only be used against future courses. The coupon is accounted for as a reduction of revenue when the relevant revenue is recognized in the consolidated statements of operations.

The Group has a sales incentive plan effective from September 1, 2013 for after-school one-on-one tutoring services. Under the sales incentive plan, students can get certain number of free classes in the future based on the amounts of tuition fees they deposit and consume. Revenue is recognized proportionately as the tutoring sessions are delivered by applying the related discount rates based on the deposited amounts. If there are any changes in the discount rates due to additional tuition fee payment or tuition fee refund, changes in revenue are recognized using a cumulative catch-up method.

(b)Online education services through www.xueersi.com

The online education services provided by the Group through www.xueersi.com to its students include audio-video course content and the revenue for the years ended February 28, 2013, 2014 and 2015 are $6,962,012, $9,289,431 and $15,489,758, respectively.

Students enroll for online courses through www.xueersi.com by the use of prepaid study cards or payment to the Group's on-line accounts. The proceeds collected are initially recorded as deferred revenue. Revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period, which generally ranges from five to fifteen months, and a proportional refund is based on the percentage of untaken courses to the total courses offered. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

(c)Sales of educational materials, online advertising services and others

The Group sells educational materials to students at the Group's service centers. Also, the Group has several online platforms through which they provide online advertising services. Revenue is recognized after a contract is signed, the price is fixed or determinable, educational materials or advertising services are delivered and collection of the receivables is reasonably assured. The revenue from sales of educational materials, online advertising services and others for the years ended February 28, 2013, 2014 and 2015 are $962,672, $763,594 and $3,477,377, respectively.

Share-based compensation

        Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

        The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Value added tax

        Pursuant to the PRC tax laws, in case of any product sales, generally the value added tax ("VAT") rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010 and August 2010 respectively for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

        In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Implementation of such VAT pilot program was phased into Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. The Group's online education services and inter-company technical services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue for general VAT payer and hence Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida are deemed as general VAT payer at the rate of 6% since the policy was effective as of September 2012. Zhixuesi Beijing, as a newly established company is deemed as general VAT payer at the rate of 6% since August 2013. Tianjin Education is deemed as general VAT payer at the rate of 6% since January 2014. Qingdao Education is deemed a general VAT payer at the rate of 6% since April 2014.

        TAL Beijing, Yidu Huida and Beijing Xintang Sichuang sell certain software related products that are qualified as "software products" by PRC tax authorities and pay VAT at 17% first and then receive 14% refund after it is paid. The VAT refund receivables are recorded on accrual basis. Xueersi Education pays VAT at 13% for the book sales that enjoyed a preferential tax rate from August 2010 and enjoys an exemption from February 2014 to July 2017.

Business tax

        The Company's PRC subsidiaries, VIEs and VIEs' subsidiaries and schools are subject to business tax and surcharges at a rate of 3.3% to 5.6% on revenues related to certain types of services. The net revenues are presented net of those taxes incurred.

Operating leases

        Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life, and have been included in the consolidated statements of operations.

Advertising costs

        The Group expenses advertising costs as incurred. Total advertising costs incurred were $2,502,489, $2,779,346 and $3,276,393 for the years ended February 28, 2013, 2014 and 2015, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

        The Group reports government subsidies as other income when received from local government authority with no limitation on the use of the subsidies. The Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when it is received and records it as other income when there is no further performance obligation.

        Government subsidies received totaled $793,007, $1,092,286 and $440,210 for the years ended February 28, 2013, 2014 and 2015, respectively. The Group recorded $632,269, $1,104,750 and $464,327 government subsidies as other income for the years ended February 28, 2013, 2014 and 2015, respectively.

Foreign currency translation

        The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company's PRC subsidiaries, VIEs and VIEs' subsidiaries and schools in the PRC is Renminbi ("RMB").

        Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2013, 2014 and 2015, the Group recorded exchange gains of $938,116, $1,026,482 and exchange loss of $1,691,122 respectively in other income/expense in the consolidated statements of operations.

        For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign currency risk

        The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of $269,266,326 and $452,532,392 as of February 28, 2014 and 2015, respectively, which were denominated in RMB.

Income taxes

        Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

        The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

        Comprehensive income includes net income, unrealized gain or loss on available-for-sale investments, and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Concentration of credit risk

        Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits and restricted cash. The Group places its cash and cash equivalents, term deposits and restricted cash in financial institutions with high credit ratings.

Financial instruments

        The Group's financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term investment, amounts due from related parties and amounts due to related parties, accounts payables, income tax payable and bond payable. The carrying amounts of these financial instruments, except for bond payable, approximate their fair values because of their generally short maturities.

Net income per share

        Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Recent accounting pronouncements adopted

        In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB's objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.

        The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

        This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

        In April 2015, the FASB issued a new pronouncement which changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The ASU specifies that "debt issuance costs related to a note shall be reported in the balance sheet as a direct deduction from the face amount of that note" and that "amortization of debt issuance costs also shall be reported as interest expense." The ASU's Basis for Conclusions observes that in practice, debt issuance costs incurred before the associated funding is received (i.e., before the issuance of the debt liability) are deferred on the balance sheet until that debt liability amount is recorded.

        The amendments do not affect the current guidance on the recognition and measurement of debt issuance costs. For example, the costs of issuing convertible debt would not change the calculation of the intrinsic value of an embedded conversion option that represents a beneficial conversion feature under ASC 470-20-30-13. Thus, entities may still need to track debt issuance costs separately from a debt discount.

        For public business entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments is permitted for financial statements that have not been previously issued.

        The amendments should be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (i.e., debt issuance cost asset and the debt liability). The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

Recent accounting pronouncements not yet adopted

        In May 2014, the Financial Accounting Standards Board ("FASB") issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This Accounting Standards Update ("ASU") will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

        The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

        Step 1: Identify the contract(s) with a customer.

        Step 2: Identify the performance obligations in the contract.

        Step 3: Determine the transaction price.

        Step 4: Allocate the transaction price to the performance obligations in the contract.

        Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

        For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

        An entity should apply the amendments in this ASU using one of the following two methods:

1.Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

        The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change. An explanation of the reasons for significant changes.

        The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.

        In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

        The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

        Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

        In August 2014, the FASB issued an authoritative pronouncement related to disclosure of uncertainties about an entity's ability to continue as a going concern. The update provides guidance on management's responsibility to evaluate whether there is substantial doubt about a company's ability to continue as a going concern and requires related footnote disclosures. The amendments are effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted.

        In May 2015, the FASB issued a pronouncement which provides amendments on the disclosure for fair value measured investments in certain entities that calculate net asset value per share (or its equivalent). The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The amendments apply to reporting entities that elect to measure the fair value of an investment within the scope of paragraphs 820-10-15-4 through 15-5 using the net asset value per share (or its equivalent) practical expedient in paragraph 820-10-35-59.

        The amendments are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity's financial statements. Earlier application is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.